[VANGUARD SHIP LOGO/R/]
                                                     P.O. Box 2600
                                                     Valley Forge, PA 19482-2600

                                                     www.vanguard.com





April 3, 2009




U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549


RE:  VANGUARD STAR FUNDS (THE TRUST)
     FILE NO.  2-88373

Dear Commissioners:

Enclosed is the 49th Post-Effective Amendment of the Registration Statement on Form N-1A for the Trust, which we are filing pursuant to Rule 485(b) under the Securities Act of 1933. The purpose of this amendment, among other things, is to disclose a change in the investment strategy for the Developed Markets Index Fund, Institutional Developed Markets Index Fund, and Total International Stock Index Fund, each a series of the Trust. The filing also includes a number of non-material changes.

Pursuant to Rule 485(a)(1) under the Securities Act of 1933, we have designated an effective date of June 8, 2009. Prior to the effective date of the Amendment, Vanguard will submit a Rule 485(b) filing to address SEC comments, if applicable. Pursuant to Rule 485(d)(2), the 485(b) filing will designate as its effective date the same effective date we have designated for this 485(a) filing.

If you have any questions or comments concerning the enclosed Amendment, please contact me at (610) 669-4294.



Sincerely,
The Vanguard Group, Inc.



Michael J. Drayo

Associate Counsel



Enclosures



cc: Christian Sandoe, Esq.

    U.S. Securities and Exchange Commission